Loans and Related Allowance for Loan Losses	12 Months Ended
Dec. 31, 2017
Loans and Related Allowance for Loan Losses [Abstract]
Loans and Related Allowance for Loan Losses

7.  Loans and Related Allowance for Loan Losses

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2017 and December 31, 2016:

(Dollars in thousands)
		Special
As of December 31, 2017	Pass	Mention	Substandard	Doubtful	Total
Commercial, financial and agricultural	$34,826	$8,692	$2,280	$4	$45,802
Real estate - commercial	114,299	17,928	7,189	953	140,369
Real estate - construction	22,470	3,297	2,636	-	28,403
Real estate - mortgage	139,861	3,551	2,859	617	146,888
Obligations of states and political subdivisions	12,088	956	-	-	13,044
Personal	9,360	32	6	-	9,398
Total	$332,904	$34,456	$14,970	$1,574	$383,904

(Dollars in thousands)
		Special
As of December 31, 2016	Pass	Mention	Substandard	Doubtful	Total
Commercial, financial and agricultural	$34,510	$5,104	$1,213	$-	$40,827
Real estate - commercial	100,153	15,843	6,726	989	123,711
Real estate - construction	24,702	4,044	6,460	-	35,206
Real estate - mortgage	144,353	4,426	4,496	1,630	154,905
Obligations of states and political subdivisions	12,431	1,185		-	13,616
Personal	9,970	52	10	-	10,032
Total	$326,119	$30,654	$18,905	$2,619	$378,297

The Company has certain loans in its portfolio that are considered to be impaired. It is the policy of the Company to recognize income on impaired loans that have been transferred to nonaccrual status on a cash basis, only to the extent that it exceeds principal balance recovery. A collateral analysis is performed on each impaired loan at least quarterly, and results are used to determine if a specific reserve is necessary to adjust the carrying value of each individual loan down to the estimated fair value. Generally, specific reserves are carried against impaired loans based upon estimated collateral value until a confirming loss event occurs or until termination of the credit is scheduled through liquidation of the collateral or foreclosure. Consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings were in process at December 31, 2017 and December 31, 2016 totaled $1,285,000 and $1,778,000, respectively. Charge off will occur when a confirmed loss is identified. Professional appraisals of collateral, discounted for expected selling costs, are used to determine the charge-off amount.

The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2017 and December 31, 2016:

(Dollars in thousands)	As of December 31, 2017			As of December 31, 2016
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial
and agricultural	$468	$477	$-	$436	$439	$-
Real estate - commercial	5,031	5,957	-	5,499	6,475	-
Acquired with credit
deterioration	191	247	-	641	730	-
Real estate - construction	-	-	-	2,455	2,455	-
Real estate - mortgage	2,232	3,738	-	3,345	5,020	-
Acquired with credit
deterioration	337	384	-	415	440	-
With an allowance recorded:
Real estate - mortgage	$-	$-	$-	$712	$712	$56
Total:
Commercial, financial
and agricultural	$468	$477	$-	$436	$439	$-
Real estate - commercial	5,031	5,957	-	5,499	6,475	-
Acquired with credit
deterioration	191	247	-	641	730	-
Real estate - construction	-	-	-	2,455	2,455	-
Real estate - mortgage	2,232	3,738	-	4,057	5,732	56
Acquired with credit
deterioration	337	384	-	415	440	-
	$8,259	$10,803	$-	$13,503	$16,271	$56

(Dollars in thousands)	Year Ended December 31, 2017			Year Ended December 31, 2016			Year Ended December 31, 2015
Impaired Loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance
recorded:
Commercial, financial
and agricultural	$452	$25	$-	$456	$29	$-	$238	$25	$-
Real estate - commercial	5,265	313	-	3,675	331	-	2,058	45	27
Acquired with credit
deterioration	416	-	-	738	-	-	417	-	-
Real estate - construction	1,228	34	-	1,228	136	-	168	-	-
Real estate - mortgage	2,789	21	20	2,991	28	37	2,846	27	36
Acquired with credit
deterioration	376	-	-	523	-	-	53	-	-
With an allowance
recorded:
Real estate - mortgage	$356	$-	$-	$356	$-	$-	$448	$-	$-
Total:
Commercial, financial
and agricultural	452	25	-	456	29	-	238	25	-
Real estate - commercial	5,265	313	-	3,675	331	-	2,058	45	27
Acquired with credit
deterioration	416	-	-	738	-	-	417	-	-
Real estate - construction	1,228	34	-	1,228	136	-	168	-	-
Real estate - mortgage	3,145	21	20	3,347	28	37	3,294	27	36
Acquired with credit
deterioration	376	-	-	523	-	-	53	-	-
	$10,882	$393	$20	$9,967	$524	$37	$6,228	$97	$63

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2017 and December 31, 2016:

(Dollars in thousands)

Nonaccrual loans:	December 31, 2017	December 31, 2016
Commercial, financial and agricultural	$4	$-
Real estate - commercial	953	1,016
Real estate - mortgage	1,917	3,717
Total	$2,874	$4,733

Interest income not recorded based on the original contractual terms of the loans for nonaccrual loans was $300,000, $281,000 and $239,000 in 2017, 2016 and 2015, respectively. The aggregate amount of demand deposits that have been reclassified as loan balances at December 31, 2017 and 2016 were $33,000 and $39,000, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2017 and December 31, 2016:

							Loans
							Past Due
							Greater
(Dollars in thousands)			Greater				than 90
	30-59 Days	60-89 Days	than 90	Total Past			Days an
As of December 31, 2017	Past Due	Past Due	Days	Due	Current	Total Loans	Accruing

Commercial, financial and agricultural	$-	$-	$-	$-	$45,802	$45,802	$-
Real estate - commercial
Real estate - commercial	16	23	-	39	140,139	140,178	-
Acquired with credit deterioration	-	-	28	28	163	191	28
Real estate - construction	-	-	-	-	28,403	28,403	-
Real estate - mortgage
Real estate - mortgage	694	80	64	838	145,713	146,551	64
Acquired with credit deterioration	-	-	123	123	214	337	123
Obligations of states and political
subdivisions	-	-	-	-	13,044	13,044	-
Personal	66	6	-	72	9,326	9,398	-
Total	$776	$109	$215	$1,100	$382,804	$383,904	$215

							Loans
							Past Due
							Greater
(Dollars in thousands)			Greater				than 90
	30-59 Days	60-89 Days	than 90	Total Past			Days an
As of December 31, 2016	Past Due	Past Due	Days	Due	Current	Total Loans	Accruing

Commercial, financial and agricultural	$15	$-	$6	$21	$40,806	$40,827	$6
Real estate - commercial
Real estate - commercial	55	-	-	55	123,015	123,070	-
Acquired with credit deterioration	-	-	452	452	189	641	452
Real estate - construction	6	-	508	514	34,692	35,206	508
Real estate - mortgage
Real estate - mortgage	1,097	57	40	1,194	153,296	154,490	40
Acquired with credit deterioration	-	-	138	138	277	415	138
Obligations of states and political
subdivisions	-	-	-	-	13,616	13,616	-
Personal	25	3	-	28	10,004	10,032	-
Total	$1,198	$60	$1,144	$2,402	$375,895	$378,297	$1,144

The following table summarizes information regarding troubled debt restructurings by loan portfolio class as of and for the years ended December 31, 2017 and 2016.

(Dollars in thousands)		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment	Recorded Investment
As of December 31, 2017
Accruing troubled debt restructurings:
Real estate - mortgage	7	$369	$397	$315
Non-accruing troubled debt
restructurings:
Commercial, financial, agricultural	1	19	20	4
Real estate - mortgage	1	25	25	20
	9	$413	$442	$339

(Dollars in thousands)		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment	Recorded Investment
As of December 31, 2016
Accruing troubled debt restructurings:
Real estate - mortgage	7	$369	$397	$340
Non-accruing troubled debt
restructurings:
Real estate - mortgage	1	25	25	23
	8	$394	$422	$363

The Company’s troubled debt restructurings are also impaired loans, which may result in a specific allocation and subsequent charge-off if appropriate. As of December 31, 2017, there were no specific reserves relating to the troubled debt restructurings. There was one troubled debt restructured loan for $4,000 at December 31, 2017 for which an $8,000 charge-off was recorded in 2017. The amended terms of the restructured loans vary, whereby interest rates have been reduced, principal payments have been reduced or deferred for a period of time and/or maturity dates have been extended.

As of December 31, 2017, two restructured loans to unrelated borrowers totaling $87,000 were in default because they were delinquent in excess of 30 days with respect to the terms of the restructuring. There have been no defaults of troubled debt restructurings that took place during 2017, 2016 or 2015 within 12 months of restructure.

The following table summarizes loans whose terms have been modified, resulting in troubled debt restructurings during 2017 and 2016.

(Dollars in thousands)		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment	Recorded Investment
Year ended December 31, 2017
Non-accruing troubled debt
restructurings:
Commercial, financial, agricultural	1	$19	$20	$4
	1	$19	$20	$4

(Dollars in thousands)		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment	Recorded Investment
Year ended December 31, 2016
Accruing troubled debt restructurings:
Real estate - mortgage	3	$189	$189	$186
	3	$189	$189	$186

The following tables summarize loans and the activity in the allowance for loan losses by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the years ended December 31, 2017, 2016 and 2015:

(Dollars in thousands)					Obligations of
	Commercial,				states and
	financial and	Real estate-	Real estate-	Real estate-	political
Allowance for loan losses:	agricultural	commercial	construction	mortgage	subdivisions	Personal	Total
Beginning Balance, January 1, 2017	$318	$948	$231	$1,143	$-	$83	$2,723
Charge-offs	(46)	(70)	-	(149)	-	(27)	(292)
Recoveries	5	2	-	45	-	17	69
Provisions	(4)	142	57	246	-	(2)	439
Ending balance, December 31, 2017	$273	$1,022	$288	$1,285	$-	$71	$2,939

					Obligations of
	Commercial,				states and
	financial and	Real estate-	Real estate-	Real estate-	political
As of December 31, 2017	agricultural	commercial	construction	mortgage	subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$273	$1,022	$288	$1,285	$-	$71	$2,939
evaluated for impairment
individually	$-	$-	$-	$-	$-	$-	$-
collectively	$273	$1,022	$288	$1,285	$-	$71	$2,939

Loans:
Ending balance	$45,802	$140,369	$28,403	$146,888	$13,044	$9,398	$383,904
evaluated for impairment
individually	$468	$5,031	$-	$2,232	$-	$-	$7,731
collectively	$45,334	$135,147	$28,403	$144,319	$13,044	$9,398	$375,645
Ending balance: loans acquired with
deteriorated credit quality	$-	191	$-	$337	$-	$-	$528

(Dollars in thousands)					Obligations of
	Commercial,				states and
	financial and	Real estate-	Real estate-	Real estate-	political
Allowance for loan losses:	agricultural	commercial	construction	mortgage	subdivisions	Personal	Total
Beginning Balance, January 1, 2016	$264	$836	$191	$1,140	$-	$47	$2,478
Charge-offs	(4)	(146)	-	(103)	-	(26)	(279)
Recoveries	-	24	-	15	-	19	58
Provisions	58	234	40	91	-	43	466
Ending balance, December 31, 2016	$318	$948	$231	$1,143	$-	$83	$2,723

					Obligations of
	Commercial,				states and
	financial and	Real estate-	Real estate-	Real estate-	political
As of December 31, 2016	agricultural	commercial	construction	mortgage	subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$318	$948	$231	$1,143	$-	$83	$2,723
evaluated for impairment
individually	$-	$-	$-	$56	$-	$-	$56
collectively	$318	$948	$231	$1,087	$-	$83	$2,667

Loans:
Ending balance	$40,827	$123,711	$35,206	$154,905	$13,616	$10,032	$378,297
evaluated for impairment
individually	$436	$5,499	$2,455	$4,057	$-	$-	$12,447
collectively	$40,391	$117,571	$32,751	$150,433	$13,616	$10,032	$364,794
Ending balance: loans acquired with
deteriorated credit quality	$-	641	$-	$415	$-	$-	$1,056

(Dollars in thousands)					Obligations of
	Commercial,				states and
	financial and	Real estate-	Real estate-	Real estate-	political
Allowance for loan losses:	agricultural	commercial	construction	mortgage	subdivisions	Personal	Total
Beginning Balance, January 1, 2015	$222	$665	$155	$1,300	$-	$38	$2,380
Charge-offs	(11)	(66)	(24)	(305)	-	(9)	(415)
Recoveries	7	-	-	1	-	3	11
Provisions	46	237	60	144	-	15	502
Ending balance, December 31, 2015	$264	$836	$191	$1,140	$-	$47	$2,478

					Obligations of
	Commercial,				states and
	financial and	Real estate-	Real estate-	Real estate-	political
As of December 31, 2015	agricultural	commercial	construction	mortgage	subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$264	$836	$191	$1,140	$-	$47	$2,478
evaluated for impairment
individually	$-	$-	$-	$-	$-	$-	$-
collectively	$264	$836	$191	$1,140	$-	$47	$2,478

Loans:
Ending balance	$34,171	$127,213	$26,672	$164,617	$17,524	$6,846	$377,043
evaluated for impairment
individually	$475	$1,851	$-	$2,636	$-	$-	$4,962
collectively	$33,696	$124,528	$26,672	$161,351	$17,524	$6,846	$370,617
acquired with credit deterioration	$-	834	$-	$630	$-	$-	$1,464